Changes in Accounting Policies - Key Financial Items Affected (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Invested assets	$ 11,215	$ 8,759
Policy loans	3,350	3,261
Reinsurance contract held assets and Insurance contract assets	4,801	3,683
Other assets	7,810	5,434
Total assets	330,906	345,370
Insurance contract liabilities and Reinsurance contract held liabilities	140,418	147,811
Investment contract liabilities	3,314	3,368
Other liabilities	22,648	17,783
Total liabilities	301,529	317,297
Total equity	29,377	28,073
Total liabilities and equity	330,906	345,370
Shareholders' equity	(27,450)	(26,314)
Equity in participating account	$ 1,837	1,700
As at January 1, 2022
Disclosure of voluntary change in accounting policy [line items]
Invested assets		181,261
Policy loans		3,261
Reinsurance contract held assets and Insurance contract assets		3,683
Other assets		157,165
Total assets		345,370
Insurance contract liabilities and Reinsurance contract held liabilities		147,811
Investment contract liabilities		3,368
Other liabilities		166,118
Total liabilities		317,297
Total equity		28,073
Total liabilities and equity		345,370
IFRS 9 Adjustments | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of voluntary change in accounting policy [line items]
Invested assets		4,007
Policy loans		0
Reinsurance contract held assets and Insurance contract assets		0
Other assets		0
Total assets		4,007
Insurance contract liabilities and Reinsurance contract held liabilities		0
Investment contract liabilities		0
Other liabilities		0
Total liabilities		0
Total equity		4,007
Total liabilities and equity		4,007
IFRS 17 Adjustments
Disclosure of voluntary change in accounting policy [line items]
Contractual service margin		10,000
IFRS 17 Adjustments | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of voluntary change in accounting policy [line items]
Invested assets		0
Policy loans		(3,261)
Reinsurance contract held assets and Insurance contract assets		4,803
Other assets		(1,157)
Total assets		385
Insurance contract liabilities and Reinsurance contract held liabilities		5,301
Investment contract liabilities		6,546
Other liabilities		(412)
Total liabilities		11,435
Total equity		(11,050)
Total liabilities and equity		385
Other | Cumulative Effect, Period of Adoption, Adjustment
Disclosure of voluntary change in accounting policy [line items]
Invested assets		0
Policy loans		0
Reinsurance contract held assets and Insurance contract assets		0
Other assets		1,180
Total assets		1,180
Insurance contract liabilities and Reinsurance contract held liabilities		0
Investment contract liabilities		0
Other liabilities		0
Total liabilities		0
Total equity		1,180
Total liabilities and equity		1,180
As at January 1, 2022 subsequent to transition
Disclosure of voluntary change in accounting policy [line items]
Invested assets		185,268
Policy loans		0
Reinsurance contract held assets and Insurance contract assets		8,486
Other assets		157,188
Total assets		350,942
Insurance contract liabilities and Reinsurance contract held liabilities		153,112
Investment contract liabilities		9,914
Other liabilities		165,706
Total liabilities		328,732
Total equity		22,210
Total liabilities and equity		350,942
Shareholders' equity		4,500
Equity in participating account		$ 1,400